REVENUES (Tables)	12 Months Ended
Dec. 31, 2019
Revenues [Abstract]
Schedule of Revenues
The following table presents the significant changes in the deferred revenue balance during the twelve months ended December 31, 2019:

	Year ended December 31, 2018	Year ended December 31, 2019

Balance, beginning of the period	$5,193	$3,873
New performance obligations	12,746	11,195
Reclassification to revenue as a result of satisfying performance obligations	(14,066)	(7,069)

Balance, end of the period	3,873	7,999
Less: long-term portion of deferred revenue	-	6,265
Current portion, end of period	$3,873	$1,734

Schedule of Remaining Performance Obligations
The following table represents the remaining performance obligations as of December 31, 2019, which are expected to be satisfied and recognized in future periods:

	2020	2021	2022 and thereafter
Unsatisfied performance obligations	$7,404	$4,182	$6,265